Note 8 - Notes Payable: Schedule of notes payable (Details) - USD ($)	Feb. 28, 2015	Aug. 31, 2014
Notes Payable	$ 7,889,150	$ 7,866,299
Secured Borrowings, Gross, Difference, Amount	222,666	449,722
Short-term notes payable, net of debt discounts of $64,079 and $161,899, respectively	(7,389,150)	(7,366,299)
Long-term notes payable	500,000	500,000
Note Payable 1
Notes Payable	2,950,000	2,700,000
Note Payable 2
Notes Payable	1,000,000	1,000,000
Note Payable 3
Notes Payable	550,000	550,000
Note Payable 4
Notes Payable	650,000	650,000
Note Payable 5
Notes Payable	800,000	800,000
Note Payable 6
Notes Payable	99,166	99,166
Note Payable 7
Notes Payable	90,000	90,000
Note Payable 8
Notes Payable	500,000	500,000
Note Payable 9
Notes Payable	8,656	8,656
Note Payable 10
Notes Payable	100,000
Note Payable 11
Notes Payable	560,000	560,000
Note Payable 12
Notes Payable	80,000	80,000
Note Payable 13
Notes Payable	225,000	250,000
Note Payable 14
Notes Payable	$ 53,662	$ 126,577